Segment Reporting	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Segment Reporting [Abstract]
Segment Reporting

Note 15 - Segment Reporting

The Company has two reportable segments: (i) sales and development of cannabidiol (CBD) based skin and wellness care and therapeutic products and (ii) sales of merchandise sold to theme parks. Sales of the theme park merchandise are made through the Company’s wholly owned subsidiary SRM Entertainment, Inc. Condensed financial information for the six-months ended September 30, 2023 and 2022, follow;

		2023	2022
Safety Shot	Revenue	$69,969	$91,329
	Cost of Sales	97,976	59,745
	Gross Profit (Loss)	$(28,007)	$31,584

SRM Entertainment	Revenue	$3,901,161	$5,199,807
	Cost of Sales	3,064,376	4,195,629
	Gross Profit (Loss)	$836,785	$1,004,178

Combined	Revenue	$3,971,130	$5,291,136
	Cost of Sales	3,161,352	4,255,374
	Gross Profit (Loss)	$808,778	$1,035,762

Note 18 - Segment Reporting

The Company has two reportable segments: (i) sales and development of cannabidiol (CBD) based skin and wellness care and therapeutic products and (ii) sales of merchandise sold to theme parks. Sales of the theme park merchandise are made through the Company’s wholly owned subsidiary SRM Entertainment, Inc. Condensed financial information for years ended December 31, 2022 and 2021 follow;

		2022	2021
Jupiter Wellness	Revenue	$120,627	$183,142
	Cost of Sales	325,169	203,089
	Gross Profit (Loss)	$(204,542)	$(19,947)

SRM Entertainment	Revenue	$6,076,116	$2,693,131
	Cost of Sales	4,845,217	2,137,699
	Gross Profit (Loss)	$1,230,899	$555,432

Combined	Revenue	$6,196,743	$2,876,273
	Cost of Sales	5,170,386	2,340,788
	Gross Profit (Loss)	$1,026,357	$535,485